RESEARCH AND DEVELOPMENT	12 Months Ended
Dec. 31, 2013
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT
RESEARCH AND DEVELOPMENT

The components of research and development costs consist of the following:

	2013	2012	2011
Gross research and development	$75,980	$64,346	$63,424
Government tax credits	(2,868)	(2,561)	(2,521)
	$73,112	$61,785	$60,903